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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Roger H. Jenswold & Company Inc.
                 --------------------------------
   Address:      5847 San Felipe Suite 1212
                 --------------------------------
                 Houston, TX 77057
                 --------------------------------

Form 13F File Number: 28-03940
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Darden
         -------------------------------
Title:   Office Admin
         -------------------------------
Phone:   713-789-9060
         -------------------------------

Signature, Place, and Date of Signing:

          Janice Darden                 Houston Texas       05/01/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        --------------------

Form 13F Information Table Entry Total: 45
                                        --------------------

Form 13F Information Table Value Total: $ 59,331
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
     NAME OF ISSUER            OF CLASS   CUSIP NO   (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
-----------------------------  --------  ----------  --------  -------  ----  ----  -------  --------  ------  ------  ------
AES CORPORATION                COM        00130H105        71    12200   SH         DEFINED              2500       0    9700
ABBOTT LABORATORIES            COM          2824100      3008    63056   SH         DEFINED             35741       0   27315
AMERICAN INTL GROUP INC        COM         26874107        19    18728   SH         DEFINED              8948       0    9780
AMGEN INC                      COM         31162100       941    19000   SH         DEFINED              9260       0    9740
ANADARKO PETROLEUM CORP        COM         32511107      2415    62090   SH         DEFINED             30140       0   31950
AVNET INC                      COM         53807103       368    21008   SH         DEFINED              7177       0   13831
BED BATH AND BEYOND            COM         75896100       938    37910   SH         DEFINED             16755       0   21155
C.B. RICHARD ELLIS             COM        12497T101       209    51900   SH         DEFINED             29800       0   22100
CELGENE CORPORATION            COM        151020104      1961    44175   SH         DEFINED             21475       0   22700
CISCO SYS INC                  COM        17275R102      2124   126661   SH         DEFINED             59980       0   66681
COCA-COLA COMPANY              COM        191216100      2785    63357   SH         DEFINED             31875       0   31482
CONOCOPHILLIPS                 COM        20825C104      1068    27270   SH         DEFINED              8544       0   18726
CULLEN FROST BANKERS INC       COM        229899109       258     5500   SH         DEFINED              1100       0    4400
EMC CORPORATION MASS           COM        268648102      2289   200752   SH         DEFINED            101162       0   99590
EXXON MOBIL CORP               COM        30231G102      4508    66199   SH         DEFINED             37064       0   29135
FIFTH THIRD BANCORP            COM        316773100        32    11070   SH         DEFINED              5250       0    5820
FIRST MARBLEHEAD               COM        320771108        44    34398   SH         DEFINED             26533       0    7865
GENERAL ELECTRIC CO.           COM        369604103       952    94122   SH         DEFINED             30632       0   63490
GENZYME CORPORATION            COM        372917104       394     6630   SH         DEFINED              2790       0    3840
HCC INSURANCE HLDGS INC        COM        404132102      3849   152816   SH         DEFINED             68874       0   83942
HALLIBURTON CO                 COM        406216101       190    12276   SH         DEFINED              5813       0    6463
HARLEY DAVIDSON                COM        412822108       976    72905   SH         DEFINED             42960       0   29945
JACK HENRY & ASSOC INC         COM        426281101      1896   116190   SH         DEFINED             64510       0   51680
HESS CORP                      COM        42809H107       831    15337   SH         DEFINED              5447       0    9890
HONEYWELL INTERNATIONAL INC    COM        438516106      1390    49890   SH         DEFINED             21795       0   28095
INTEL CORP                     COM        458140100      1249    83093   SH         DEFINED             51848       0   31245
INTERNATIONAL BUSINESS MACH.   COM        459200101      2743    28310   SH         DEFINED             17659       0   10651
JPMORGAN CHASE & CO            COM        46625H100       234     8800   SH         DEFINED              3500       0    5300
JOHNSON & JOHNSON              COM        478160104      2598    49399   SH         DEFINED             23499       0   25900
MASCO CORPORATION              COM        574599106       489    70100   SH         DEFINED             33750       0   36350
NUVEEN REAL ESTATE INCOME FD   FUND       67071B108       522   145300   SH         DEFINED            125200       0   20100
PEPSICO INC                    COM        713448108       305     5920   SH         DEFINED              1820       0    4100
PFIZER INC                     COM        717081103       242    17780   SH         DEFINED              5380       0   12400
PIONEER NATURAL RESOURCES      COM        723787107       356    21600   SH         DEFINED             10200       0   11400
PROSPERITY BANCSHARES INC      COM        743606105      1379    50409   SH         DEFINED             27052       0   23357
RUSH ENTERPRISES CLASS A       COM        781846209      1592   178425   SH         DEFINED             95575       0   82850
S&P 500 EQUAL WGT. RYDEX ETF   COM        78355W106      2580   104159   SH         DEFINED             67167       0   36992
S&P 500 EQ WGT ENERGY RYDEX    COM        78355W866       278     8555   SH         DEFINED              5425       0    3130
GOLD TRUST SPDR ETF            COM        78463V107      1045    11575   SH         DEFINED              6345       0    5230
SCHLUMBERGER LIMITED           COM        806857108       609    14998   SH         DEFINED              8998       0    6000
TEVA PHARMACEUTICAL ADR 1/10   COM        881624209      4808   106720   SH         DEFINED             54550       0   52170
TEXAS INSTRUMENTS INC          COM        882508104       653    39550   SH         DEFINED             19650       0   19900
3M COMPANY                     COM        88579Y101      2079    41812   SH         DEFINED             21387       0   20425
WELLS FARGO & CO (NEW)         COM        949746101       338    23735   SH         DEFINED              9180       0   14555
WYETH CORP                     COM        983024100      1716    39876   SH         DEFINED             19125       0   20751